Information About Components of Consolidated Statements of Financial Position - Schedule of Goodwill (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Goodwill [Line Items]
Goodwill		$ 112,163,432
Rizobacter Argentina S.A. [Member]
Schedule of Goodwill [Line Items]
Goodwill		28,080,271
Bioceres Crops S.A. [Member]
Schedule of Goodwill [Line Items]
Goodwill		7,523,322
Insumos Agroquímicos S.A. [Member]
Schedule of Goodwill [Line Items]
Goodwill		470,090
Pro Farm Group [Member]
Schedule of Goodwill [Line Items]
Goodwill		$ 76,089,749